Related Parties - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Associated payables			$ 0
Revenue from related parties	$ 100		400	$ 100
Purchase of equity method investment			$ 10,228
Equity Method Investment, Ownership Percentage			7.00%
Stock issued during period, value, issued for services			$ 1,007
Human Resource Support Services [Member]
Expenses from Transactions with Related Party		$ 100	200	200	$ 200
Employee Health Insurance Benefits Expenses [Member]
Associated payables			200
Revenue from related parties	800	700	3,200
Fees and Expenses [Member]
Revenue from related parties			200
Sales Tax Processing Services [Member]
Expenses from Transactions with Related Party	200		300
Associated payables	$ 100
Private Equity Sponsor [Member] | Related Travel And Out Of Pocket Expenses [Member]
Expenses from Transactions with Related Party		$ 100	200	$ 200	$ 100
Executive Officer [Member] | Notes Receivable Agreement [Member]
Related party transaction rate of interest				1.58%
Notes receivable from related party face value				$ 700
Proceeds from repayment of loans receivable from related parties				$ 700
Investee [Member]
Purchase of equity method investment			$ 10,000
Common Class B [Member] | Director [Member]
Stock issued during period, shares, issued for services			110,679
Stock issued during period, value, issued for services			$ 1,000